MERRILL LYNCH
                                                              CALIFORNIA
                                                              MUNICIPAL
                                                              BOND FUND

                                                     STRATEGIC
                                                              Performance

                               [GRAPHIC OMITTED]

                                                              Semi-Annual Report
                                                              February 28, 1999

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

TO OUR SHAREHOLDERS

The Municipal Market Environment

During most of the six months ended February 28, 1999, fixed-income investors concentrated on the positive elements within the current economic framework. On an annual basis, US economic growth remained modest, although it strengthened somewhat in recent months. More important, continued weak foreign economic growth has been seen as preventing US growth from overheating and generating increased inflationary pressures. World commodity prices continued to decline to their lowest level in over a decade, reinforcing the extremely positive inflationary environment in the United States. Additionally, the Federal Reserve Board lowered short-term interest rates in September, October and November. These actions were taken both to ensure that US domestic economic growth would not be negatively impacted by weak foreign demand and that US financial markets would have adequate liquidity to offset deteriorating financial conditions in Asia, Russia and Brazil. Despite considerable volatility, such positive factors allowed long-term fixed-income interest rates to modestly decline into late January 1999. During the six-month period ended February 28, 1999, US Treasury bond yields declined almost 20 basis points (0.20%) to 5.09%, and long-term tax-exempt revenue bond yields fell approximately 10 basis points to 5.17%, as measured by the Bond Buyer Bond Revenue Index.

However, during February investors developed a more negative bias toward both the prospects for US economic growth and long-term bond yields. Economic indicators released during February did not suggest that the US economy was materially stronger in February than it had been in January or even in late 1998. Inflationary measures, such as the consumer price index and the gross domestic product price deflator, have continued to suggest that domestic price pressures are nearly non-existent. The consensus among economists was that Federal Reserve Board Chairman Alan Greenspan's Humphrey-Hawkins testimony emphasized that the balance between moderate economic growth and low inflation seen in recent quarters remains in place and that it was unlikely that the Federal Reserve Board would lower or raise short-term interest rates during 1999. However, investors largely chose to ignore these interpretations and began to anticipate that the Federal Reserve Board was likely to raise short-term interest rates sometime during 1999. Subsequently, fixed-income bond yields rose for the remainder of the month. In February, US Treasury bond yields rose almost 50 basis points to 5.57%, and long-term uninsured municipal revenue bond yields rose less than 15 basis points to end the month at 5.29%. During the February quarter, US Treasury bond yields rose 30 basis points, while long-term municipal bond yields rose less than 5 basis points, as measured by the Bond Buyer Revenue Index.

Throughout most of 1998, the municipal bond market's performance was impeded by a significant increase in annual new-issue supply. However, in recent months, the technical position of the tax-exempt market improved. This has led to the outperformance by long-term municipal bonds seen thus far in 1999. Over the last 12 months, more than $275 billion in new long-term tax-exempt bonds was underwritten, an increase of almost 16% compared to the same period a year ago. As municipal bond yields declined in recent years, it has taken increasingly lower bond yields to generate the cost savings necessary to refinance remaining higher-couponed debt. Consequently, the rate of increases in municipal bond issuance slowed dramatically in recent quarters. During the last six months, over $120 billion in new tax-exempt bonds was issued, a decrease of approximately 7% compared to the same period a year ago. During the quarter ended February 28, 1999, less than $60 billion in new long-term municipal bonds was underwritten, representing a decline of nearly 10% compared to the quarter ended February 28, 1998.

The pace of tax-exempt issuance slowed further in 1999. Year-to-date issuance was less than $33 billion, representing a decline of almost 25% compared to January 1998's volume. Additionally, investors

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

received over $40 billion in coupon payments, maturities and proceeds from early redemptions in January and February. Consequently, investor demand has been strong in recent months, easily matching, if not at times exceeding, available supply. We will monitor this situation closely in the coming months to determine if the supply pressures exerted in 1998 are abating and fostering a more balanced supply/demand environment for 1999. Such an environment should allow the tax-exempt market's performance to more closely mirror that of its taxable counterpart.

Foreign investors have rarely been active investors in the tax-exempt bond market since they are unable to benefit from the inherent tax advantage of municipal securities. Consequently, the municipal bond market has not been able to benefit from the strong "flight to quality" demand enjoyed by US Treasury securities since late 1997. This inability has in large part resulted in significantly smaller declines in municipal bond yields compared to US Treasury securities. However, this has resulted in the opportunity to purchase tax-exempt securities with yields very close to or, in some instances, exceeding those of comparable US Treasury bonds. By February 28, 1999, long-term tax-exempt bond yields were at 95% of US Treasury bond yields. Municipal bond yield ratios have averaged approximately 92% for the last 12 months. During 1997, tax-exempt bond yield ratios averaged 84%. It is likely that the combination of the annual increase in new-issue volume and the "safe-haven" status of US Treasury securities drove municipal bond yield ratios to their present attractive levels. Should new volume decline and/or foreign financial markets regain stability in 1999, tax-exempt bond yield ratios could quickly return to their more historic levels (85%-88%).

Looking ahead, the expected combination of moderate economic growth in the United States and continued negligible inflation suggests a relatively stable interest rate environment into early 1999. However, it is likely that foreign financial markets will again be a critical factor in determining US bond yields. While some Pacific Rim economies are expected to improve somewhat in 1999, the economies of Japan and much of Europe are unlikely to show much growth in the coming months. Also, economic problems in Russia and Brazil remain unresolved suggesting that additional shocks to the world's financial system are possible. On the other hand, the continued robustness of the US economy has led to some back up in interest rates. However, at present these factors suggest that there is little immediate risk of sustained significant increases in long-term bond yields.

Portfolio Strategy

For the most part, the past six months have been supportive of fixed-income investments, with interest rates remaining low in response to a positive domestic and global inflationary picture. However, strong domestic growth threatens to upset this scenario. As interest rates on municipal bonds attained levels where traditional investors became less interested, we scaled back the Fund's exposure to long-term holdings. We believe this will make the Fund less sensitive to negative market movement should interest rates start to rise. However, we do not expect a drastic rise in municipal rates, since municipal securities are currently extremely attractive as a percentage of their taxable counterparts, in our view.

The Fund's assets are concentrated in higher-quality municipal holdings in response to the tight credit quality spreads existing in the marketplace. Currently, securities rated AA and AAA by at least one of the major rating agencies do not yield significantly less than lower-rated bonds. Therefore, at February 28, 1999, 88% of the Fund's assets were rated AA/Aa or better by Standard & Poor's Corp./Moody's Investors Service, Inc., respectively. Going forward, we plan to monitor the market and signs of domestic economic slowing for indications that it is safer to re-commit to the long-term end of the municipal marketplace.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

In Conclusion

We appreciate your ongoing interest in Merrill Lynch California Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee

/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President

/s/ Walter C. O'Connor

Walter C. O'Connor
Vice President and Portfolio Manager

March 30, 1999

--------------------------------------------------------------------------------
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch California Municipal Bond Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of Merrill Lynch California Municipal Bond Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                    Ten Years/    Standardized
                                                    12 Month       3 Month       Since Inception  30-Day Yield
                                                  Total Return   Total Return      Total Return   As of 2/28/99
===============================================================================================================
ML California Municipal Bond Fund Class A Shares     +5.78%          +0.71%           +107.84%         4.15%
----------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class B Shares     +5.33           +0.58            + 97.71          3.81
---------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class C Shares     +5.23           +0.64            + 36.63          3.70
---------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class D Shares     +5.76           +0.68            + 39.67          4.05
===============================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are Class A & Class B Shares, for the ten years ended 2/28/99 and Class C & Class D Shares, from 10/21/94 to 2/28/99.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without    % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                               +6.03%             +1.79%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                         +5.65              +4.79
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                          +7.64              +7.20
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                        % Return      % Return
                                                      Without CDSC   With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                               +5.41%             +1.47%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                         +5.11              +5.11
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                          +7.09              +7.09
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                        % Return      % Return
                                                      Without CDSC   With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                               +5.39%             +4.41%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                  +7.55              +7.55
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without    % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                               +5.93%             +1.69%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                  +8.10              +7.05
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's    Face                                                Value
Ratings   Ratings   Amount                  Issue                      (Note 1a)
--------------------------------------------------------------------------------
California--96.5%
--------------------------------------------------------------------------------
NR*       NR*       $ 3,750   Alameda, California, Public Financing
                              Authority, Local Agency Special Tax
                              Revenue Bonds (Community Facility 1),
                              Series A, 7% due 8/01/2019                $  4,131
--------------------------------------------------------------------------------
AAA       Aaa         5,000   Alameda County, California, COP (Alameda
                              County Medical Center Project), 5.30%
                              due 6/01/2026 (h)                            5,071
--------------------------------------------------------------------------------
AAA       Aaa         3,000   Anaheim, California, Public Financing
                              Authority, Tax Allocation Revenue
                              Refunding Bonds, RITES, 9.48% due
                              12/28/2018 (h)(j)                            3,892
--------------------------------------------------------------------------------
AAA       Aaa         5,000   Beverly Hills, California, Public
                              Financing Authority, Lease Revenue
                              Refunding Bonds, Series A, 5.125% due
                              6/01/2016 (h)                                5,141
--------------------------------------------------------------------------------
                              California HFA, Home Mortgage Revenue
                              Bonds (d):
AA-       Aa2         3,345     AMT, Series A, 7.70% due 8/01/2030         3,462
AA-       Aa2           360     AMT, Series B, 8% due 8/01/2029              370
AA-       Aa2         8,965     AMT, Series F-1, 7% due 8/01/2026          9,701
AA-       Aa2           495     AMT, Series G, 8.15% due 8/01/2019           506
NR*       Aa2           915     Series D, 7.25% due 8/01/2017                961
--------------------------------------------------------------------------------
                              California HFA, Revenue Bonds, AMT:
A+        Aa2         4,000     RIB, Series B-2, 9.621% due 8/01/2023
                                (d)(j)                                     4,580
AAA       Aaa           980     Series A, 7.20% due 2/01/2026 (h)          1,044
--------------------------------------------------------------------------------
AAA       Aaa         5,000   California, Alameda Corridor
                              Transportation Authority Revenue Bonds,
                              Senior Lien, Series A, 5% due
                              10/01/2029 (h)                               4,961
--------------------------------------------------------------------------------
                              California Health Facilities Financing
                              Authority Revenue Bonds:
NR*       Aaa        12,285     RITR, Series 14, 7.47% due 8/15/2030 (j)  12,951
NR*       A1          5,780    (Scripps Research Institute), Series A,
                                6.625% due 7/01/2014                       6,452
--------------------------------------------------------------------------------
A1+       VMIG1+      3,300   California Health Facilities Financing
                              Authority, Revenue Refunding Bonds (St.
                              Joseph Health System), VRDN, Series A,
                              3% due 7/01/2013 (k)                         3,300
--------------------------------------------------------------------------------
                              California Pollution Control Financing
                              Authority, PCR, Refunding, VRDN, Series
                              C (k):
A1+       NR*         6,800     (Pacific Gas & Electric), 3.05% due
                                11/01/2026                                 6,800
A1        P1          1,100     (Southern California Edison), 3.55% due
                                2/28/2008                                  1,100
--------------------------------------------------------------------------------
A1+       VMIG1+      1,000   California Pollution Control Financing
                              Authority, Solid Waste Disposal Revenue
                              Bonds (Shell Oil Company Martinez
                              Project), VRDN, Series A, 3% due
                              10/01/2024 (k)                               1,000
--------------------------------------------------------------------------------
AAA       Aaa        10,000   California State, Department of Water
                              Resources, Water Systems Revenue
                              Refunding Bonds (Central Valley
                              Project), Series Q, 5.375% due
                              12/01/2027 (h)                              10,334
--------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch California Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
GO      General Obligation Bonds
HFA     Housing Finance Agency
INFLOS  Inverse Floating Rate Municipal Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITES   Residual Interest Tax-Exempt Securities
RITR    Residual Interest Trust Receipts
S/F     Single-Family
VRDN    Variable Rate Demand Notes

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face                                                Value
Ratings   Ratings   Amount                  Issue                      (Note 1a)
--------------------------------------------------------------------------------
California (continued)
--------------------------------------------------------------------------------
                              California State Economic Development
                              Financing Authority Revenue Bonds
                              (California Independent Systems
                              Project), VRDN (k):
A1+       VMIG1+    $ 1,800     Series A, 3.10% due 4/01/2008           $  1,800
A1+       VMIG1+      3,350     Series D, 3.10% due 4/01/2008              3,350
--------------------------------------------------------------------------------
AAA       Aaa        10,350   California State, GO, 5.375% due
                              6/01/2026 (c)                               10,696
--------------------------------------------------------------------------------
                              California State, GO, Refunding:
AAA       Aaa         5,000     5% due 2/01/2023 (c)                       4,965
A+        Aa3         4,875     5.625% due 9/01/2024                       5,186
AAA       Aaa        15,000     4.25% due 10/01/2026 (h)                  13,305
--------------------------------------------------------------------------------
                              California State Public Works Board,
                              Lease Revenue Bonds:
A         Aaa        10,125     (Department of Corrections), Series A,
                                7% due 11/01/2004 (i)                     12,021
A         A           3,555     High Technology Facilities (San Jose
                                Facilities), Series A, 7.75% due
                                8/01/2006                                  4,065
A         Aaa         7,000     (Various Community College Projects),
                                7% due (i)                                 8,196
--------------------------------------------------------------------------------
                              California State Public Works Board,
                              Lease Revenue Refunding Bonds:
A         A2          7,550     (California Community Colleges),
                                Series A, 5.25% due 12/01/2011             8,085
A         A2          8,455     (California Community Colleges),
                                Series A, 5.25% due 12/01/2012             8,992
A         A2          5,190     (Department of Corrections),
                                Series D, 5.375% due 11/01/2014            5,468
--------------------------------------------------------------------------------
                              California Statewide Communities
                              Development Authority, COP:
NR*       Aaa        12,000     RIB, Series 24, 7.455% due 12/01/2015
                                (f)(j)                                    13,075
AA        Aa3         4,750     (Saint Joseph Health System Group),
                                6.625% due 7/01/2004 (i)                   5,491
--------------------------------------------------------------------------------
BBB       NR*         1,000   Contra Costa County, California, Public
                              Financing Authority, Tax Allocation
                              Revenue Bonds, Series A, 7.10%
                              due 8/01/2022                                1,091
--------------------------------------------------------------------------------
                              Corona, California, COP, Refunding Bonds
                              (Corona Community):
AAA       Aaa         1,915     8% due 3/01/2009 (i)                       2,508
AAA       Aaa         2,065     8% due 3/01/2010 (i)                       2,734
AAA       Aaa         2,230     8% due 3/01/2011 (i)                       2,975
AAA       Aaa         2,410     8% due 3/01/2012 (i)                       3,234
AAA       Aaa         2,605     8% due 3/01/2013 (i)                       3,512
AAA       Aaa         2,810     8% due 3/01/2014 (i)                       3,790
AAA       Aaa         3,035     8% due 3/01/2015 (b)                       4,107
--------------------------------------------------------------------------------
AAA       Aaa        17,000   East Bay, California, Municipal
                              Utilities District, Water System Revenue
                              Bonds, 4.75% due 6/01/2028 (h)              16,299
--------------------------------------------------------------------------------
AAA       Aaa        10,000   Fresno, California, Sewer Revenue Bonds,
                              Series A, 5% due 9/01/2023 (h)               9,930
--------------------------------------------------------------------------------
AAA       Aaa         1,640   Fresno, California, Water System Revenue
                              Bonds (Water Remediation Project),
                              Series A, 5.875% due 6/01/2004 (c)(i)        1,828
--------------------------------------------------------------------------------
                              Long Beach, California, Improvement Bond
                              Act 1915 (Assessment District 90-2):
NR*       NR*           465     7% due 9/02/2001                             485
NR*       NR*           495     7.05% due 9/02/2002                          516
NR*       NR*           530     7.10% due 9/02/2003                          552
NR*       NR*           570     7.15% due 9/02/2004                          594
NR*       NR*           610     7.20% due 9/02/2005                          635
NR*       NR*           655     7.25% due 9/02/2006                          682
NR*       NR*         4,065     7.50% due 9/02/2011                        4,233
--------------------------------------------------------------------------------
NR*       NR*         5,695   Long Beach, California, M/F Housing
                              Redevelopment Agency Revenue Bonds
                              (Pacific Court Apartments) Issue B, AMT,
                              6.95% due 9/01/2023                          3,146
--------------------------------------------------------------------------------
NR*       NR*         1,000   Long Beach, California, Special Tax
                              Community Facilities Bonds (District
                              No.3--Pine Avenue), 6.375% due 9/01/2023     1,064
--------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face                                                Value
Ratings   Ratings   Amount                  Issue                      (Note 1a)
--------------------------------------------------------------------------------
California (continued)
--------------------------------------------------------------------------------
AAA       Aaa       $ 5,150   Los Angeles, California, Community
                              Redevelopment Agency, Tax Allocation
                              Refunding Bonds (Bunker Hill), Series H,
                              6.50% due 12/01/2016 (f)                   $ 5,791
--------------------------------------------------------------------------------
AAA       Aaa        17,050   Los Angeles, California, Convention and
                              Exhibition Center Authority, COP, 9% due
                              12/01/2005 (i)                              22,340
--------------------------------------------------------------------------------
NR*       Aaa         8,950   Los Angeles, California, Convention and
                              Exhibition Center Authority, Lease
                              Revenue Bonds, RITR, Series 21, 7.47%
                              due 8/15/2018 (j)                            9,405
--------------------------------------------------------------------------------
A+        Aa3        20,000   Los Angeles, California, Department of
                              Water and Power, Electric Plant Revenue
                              Refunding Bonds, 6.375% due 2/01/2020       21,657
--------------------------------------------------------------------------------
AAA       Aaa         5,000   Los Angeles, California, Department of
                              Water and Power, Waterworks Revenue
                              Bonds, 6.30% due 7/01/2024 (h)               5,658
--------------------------------------------------------------------------------
AAA       Aa3        25,000   Los Angeles, California, Department of
                              Water and Power, Waterworks Revenue
                              Refunding Bonds, 4.25% due 10/15/2030 (c)   21,999
--------------------------------------------------------------------------------
AAA       Aaa         5,000   Los Angeles, California, GO, Refunding,
                              Series A, 5.25% due 9/01/2010 (c)            5,437
--------------------------------------------------------------------------------
                              Los Angeles, California, Harbor
                              Department Revenue Bonds:
NR*       VMIG1+      5,000     RITR, Series 7, 9.145% due 11/01/2026
                                (j)                                        6,091
AAA       NR*         5,000     Refunding, 7.60% due 10/01/2018 (b)        6,523
--------------------------------------------------------------------------------
AAA       Aaa        10,000   Los Angeles, California, Unified School
                              District, GO, Series A, 5% due 7/01/2021
                                (c)                                        9,933
--------------------------------------------------------------------------------
AAA       Aaa         5,000   Los Angeles, California, Wastewater
                              System Revenue Refunding Bonds, Series
                              C, 4% due 6/01/2016 (h)                      4,506
--------------------------------------------------------------------------------
NR*       NR*         5,860   Los Angeles County, California,
                              Metropolitan Transportation Authority,
                              Sales Tax Revenue Bonds, RITR, Series
                              30, 7.22% due 7/01/2023 (j)                  6,004
--------------------------------------------------------------------------------
AAA       Aaa        13,075   Los Angeles County, California,
                              Metropolitan Transportation Authority,
                              Sales Tax Revenue Bonds, Second Series,
                              Series A, 4.75% due 7/01/2026 (f)           12,590
--------------------------------------------------------------------------------
AAA       Aaa         5,000   Metropolitan Water District of Southern
                              California, GO, Refunding, Series A,
                              5.25% due 3/01/2013                          5,309
--------------------------------------------------------------------------------
                              Metropolitan Water District of Southern
                              California, Waterworks Revenue Bonds:
AA        Aa2        11,650     RIB, 8.483% due 2/07/2003 (i)(j)          13,587
AA        Aa2        24,500     Series A, 5% due 7/01/2026                24,210
--------------------------------------------------------------------------------
AA        Aa2         4,775   Metropolitan Water District of Southern
                              California, Waterworks Revenue Refunding
                              Bonds, Series A, 5.25% due 7/01/2007         5,181
--------------------------------------------------------------------------------
NR*       VMIG1+     10,000   Northern California, Transmission
                              Revenue Bonds, RITR, Series 16, 7.22%
                              due 5/01/2020 (h)(j)                        10,250
--------------------------------------------------------------------------------
AAA       Aaa         5,635   Ontario, California, Redevelopment
                              Financing Authority, Revenue Refunding
                              Bonds (Cimarron Project No. 1--Center
                              City), 6.375% due 8/01/2020 (h)              6,120
--------------------------------------------------------------------------------
NR*       NR*        11,620   Pittsburg, California, Redevelopment
                              Agency, Residential Mortgage Revenue
                              Bonds, 9.60% due 6/01/2016 (b)              17,766
--------------------------------------------------------------------------------
NR*       NR*         7,870   Pleasanton, California, Joint Powers
                              Financing Authority, Revenue Refunding
                              Reassessment Bonds Sub-Series B, 6.75%
                              due 9/02/2017                                8,431
--------------------------------------------------------------------------------
                              Sacramento, California, Municipal
                              Utility District, Electric Revenue
                              Refunding Bonds:                             8,295
AAA       Aaa         7,000     INFLOS, 9.477% due 8/15/2018 (c)(j)
AAA       Aaa         5,000     Series L, 5.125% due 7/01/2015 (h)         5,165
--------------------------------------------------------------------------------
                              San Francisco, California, City and
                              County Airport Commission, International
                              Airport Revenue Bonds, Second Series:
AAA       Aaa         6,500     AMT, Issue 6, 6.60% due 5/01/2020 (a)      7,311
AAA       Aaa        10,000     Issue 15-B, 4.50% due 5/01/2028 (h)        9,222
--------------------------------------------------------------------------------
AAA       Aaa         5,000   San Francisco, California, City and
                              County, GO, Refunding, Series 1, 5.125%
                              due 6/15/2013 (c)                            5,239
--------------------------------------------------------------------------------
NR*       NR*         1,280   San Francisco, California, City and
                              County Redevelopment Agency, Community
                              Facilities District Special Tax No. 1
                              Bonds (South Beach), 8.20% due 8/01/2013     1,310
--------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face                                                Value
Ratings   Ratings   Amount                  Issue                      (Note 1a)
--------------------------------------------------------------------------------
California (continued)
--------------------------------------------------------------------------------
AAA       Aaa       $10,000   San Jose, California, Redevelopment
                              Agency Tax Allocation (Merged Area
                              Redevelopment Project), 5% due
                              8/01/2026(a)                               $ 9,926
--------------------------------------------------------------------------------
AAA       Aaa        10,000   Santa Clara County, California,
                              Financing Authority, Lease Revenue Bonds
                              (VMC Facility Replacement Project),
                              Series A, 6.75% due 11/15/2004 (a)(i)       11,755
--------------------------------------------------------------------------------
AAA       Aaa        10,000   Santa Rosa, California, Wastewater
                              Revenue Refunding Bonds (Subregional
                              Wastewater Project), Series A, 5% due
                              9/01/2022 (c)                                9,932
--------------------------------------------------------------------------------
                              Southern California Home Financing
                              Authority, S/F Mortgage Revenue Bonds,
                              AMT:
AAA       NR*         2,510     (Mortgage-Backed Securities Program),
                                Series A, 7.625% due 10/01/2023 (g)        2,619
AAA       NR*         2,010     (Mortgage-Backed Securities Program),
                                Series A, 7.35% due 9/01/2024 (d)(e)       2,109
AAA       NR*           750     Series B, 7.75% due 3/01/2024 (e)            784
--------------------------------------------------------------------------------
BBB+      NR*         9,785     Stanislaus, California, Waste-to-Energy
                                Financing Agency, Solid Waste Facility
                                Revenue Refunding Bonds (Ogden Martin
                                System Inc. Project), 7.625% due
                                1/01/2010                                 10,190
--------------------------------------------------------------------------------
NR*       A2          2,500   West Covina, California, COP (Queen of
                              the Valley Hospital), 6.95% due
                              8/15/2004 (i)                                2,943
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Puerto Rico--1.0%
--------------------------------------------------------------------------------
AAA       Aaa         5,000   Puerto Rico Commonwealth, GO, 6.45% due
                              7/01/2004 (i)                                5,707
--------------------------------------------------------------------------------
Total Investments (Cost--$541,528)--97.5%                                575,662

Other Assets Less Liabilities--2.5%                                       14,481
                                                                        --------
Net Assets--100.0%                                                      $590,143
                                                                        ========
--------------------------------------------------------------------------------
(a)   AMBAC Insured.
(b)   Escrowed to Maturity.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   GNMA Collateralized.
(h)   MBIA Insured.
(i)   Prerefunded.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 1999.
(k) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 1999.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

FINANCIAL INFORMATION

----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of February 28, 1999
----------------------------------------------------------------------------------------------------------------------------
Assets:            Investments, at value (identified cost--$541,528,299) (Note 1a) .........                    $575,662,399
                   Cash ....................................................................                          36,264
                   Receivables:
                     Securities sold .......................................................     $ 12,434,810
                     Interest ..............................................................        8,197,021
                     Beneficial interest sold ..............................................         590,4622      1,222,293
                                                                                                 ------------
                   Prepaid registration fees and other assets (Note 1e) ....................                          86,512
                                                                                                                ------------
                   Total assets ............................................................                     597,007,468
                                                                                                                ------------
----------------------------------------------------------------------------------------------------------------------------
Liabilities:       Payables:
                     Securities purchased ..................................................        5,162,924
                     Beneficial interest redeemed ..........................................          680,603
                     Dividends to shareholders (Note 1f) ...................................          454,120
                     Investment adviser (Note 2) ...........................................          248,358
                     Distributor (Note 2) ..................................................          145,757      6,691,762
                                                                                                 ------------
                   Accrued expenses and other liabilities ..................................                         172,271
                                                                                                                ------------
                   Total liabilities .......................................................                       6,864,033
                                                                                                                ------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets:        Net assets ..............................................................                    $590,143,435
                                                                                                                ============
----------------------------------------------------------------------------------------------------------------------------
Net Assets         Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:        shares authorized .......................................................                      $  385,166
                   Class B Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized .......................................................                       2,693,471
                   Class C Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized .......................................................                         118,521
                   Class D Shares of beneficial interest, $.10 par value, unlimited number of
                   shares authorized .......................................................                       1,779,910
                   Paid-in capital in excess of par ........................................                     548,806,754
                   Undistributed realized capital gains on investments--net ................                       2,225,513
                   Unrealized appreciation on investments--net .............................                      34,134,100
                                                                                                                ------------
                   Net assets ..............................................................                    $590,143,435
                                                                                                                ============
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value:   Class A--Based on net assets of $45,658,251 and 3,851,661 shares of
                   beneficial interest outstanding .........................................                    $      11.85
                                                                                                                ============
                   Class B--Based on net assets of $319,392,069 and 26,934,706 shares of
                   beneficial interest outstanding .........................................                    $      11.86
                                                                                                                ============
                   Class C--Based on net assets of $14,051,660 and 1,185,209 shares of
                   beneficial interest outstanding .........................................                    $      11.86
                                                                                                                ============
                   Class D--Based on net assets of $211,041,455 and 17,799,104 shares of
                   beneficial interest outstanding .........................................                    $      11.86
                                                                                                                ============
----------------------------------------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

Statement of Operations

                                                                                       For the Six Months Ended
                                                                                              February 28, 1999
---------------------------------------------------------------------------------------------------------------
Investment Income     Interest and amortization of premium and discount earned ....                $ 16,883,448
(Note 1d):
---------------------------------------------------------------------------------------------------------------
Expenses:             Investment advisory fees (Note 2) ...........................  $ 1,641,473
                      Account maintenance and distribution fees--Class B (Note 2) .      824,861
                      Account maintenance fees--Class D (Note 2) ..................      104,130
                      Transfer agent fees--Class B (Note 2) .......................       53,443
                      Accounting services (Note 2) ................................       50,953
                      Account maintenance and distribution fees--Class C (Note 2) .       40,850
                      Professional fees ...........................................       36,087
                      Printing and shareholder reports ............................       32,809
                      Registration fees (Note 1e) .................................       30,255
                      Custodian fees ..............................................       29,683
                      Transfer agent fees--Class D (Note 2) .......................       27,327
                      Trustees' fees and expenses .................................       18,824
                      Pricing fees ................................................        7,591
                      Transfer agent fees--Class A (Note 2) .......................        5,914
                      Transfer agent fees--Class C (Note 2) .......................        2,306
                      Other .......................................................        6,369
                                                                                     -----------
                      Total expenses before reimbursement .........................    2,912,875
                      Reimbursement of expenses (Note 2) ..........................      (12,627)
                                                                                     -----------
                      Total expenses after reimbursement ..........................                   2,900,248
                                                                                                   ------------
                      Investment income--net ......................................                  13,983,200
                                                                                                   ------------
---------------------------------------------------------------------------------------------------------------
Realized &            Realized gain on investments--net ...........................                   9,882,067
Unrealized Gain on    Change in unrealized appreciation on investments--net .......                 (12,009,861)
Investments--Net                                                                                   ------------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations ........                $ 11,855,406
                                                                                                   ============
---------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

Statements of Changes in Net Assets

                                                                                     For the Six   For the Year
                                                                                    Months Ended      Ended
                                                                                    February 28,    August 31,
Increase (Decrease) in Net Assets:                                                      1999           1998
---------------------------------------------------------------------------------------------------------------
Operations:           Investment income--net .....................................  $ 13,983,200   $ 29,727,439
                      Realized gain on investments--net ..........................     9,882,067     17,029,420
                      Change in unrealized appreciation on investments--net ......   (12,009,861)       110,393
                                                                                    ------------   ------------
                      Net increase in net assets resulting from operations .......    11,855,406     46,867,252
                                                                                    ------------   ------------
---------------------------------------------------------------------------------------------------------------
Dividends &           Investment income--net:
Distributions to        Class A ..................................................    (1,130,126)    (2,340,837)
Shareholders            Class B ..................................................    (7,436,485)   (16,812,983)
(Note 1f):              Class C ..................................................      (299,924)      (556,750)
                        Class D ..................................................    (5,116,665)   (10,016,869)
                      Realized gain on investments--net:
                        Class A ..................................................      (950,752)            --
                        Class B ..................................................    (7,010,408)            --
                        Class C ..................................................      (300,919)            --
                        Class D ..................................................    (4,511,269)            --
                                                                                    ------------   ------------
                      Net decrease in net assets from dividends and distributions
                      to shareholders ............................................   (26,756,548)   (29,727,439)
                                                                                    ------------   ------------
---------------------------------------------------------------------------------------------------------------
Beneficial Interest   Net increase (decrease) in net assets derived from beneficial
Transactions          interest transactions ......................................       236,423    (29,206,031)
(Note 4):                                                                           ------------   ------------
---------------------------------------------------------------------------------------------------------------
Net Assets:           Total decrease in net assets ...............................   (14,664,719)   (12,066,218)
                      Beginning of period ........................................   604,808,154    616,874,372
                                                                                    ------------   ------------
                      End of period ..............................................  $590,143,435   $604,808,154
                                                                                    ============   ============
---------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

Financial Highlights

                                                                                                  Class A
                                                                            -------------------------------------------------------
                                                                             For the
The following per share data and ratios have been derived                   Six Months
from information provided in the financial statements.                        Ended            For the Year Ended August 31,
                                                                             Feb. 28,     ---------------------------------------
Increase (Decrease) in Net Asset Value:                                        1999       1998       1997        1996        1995
-----------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period .................   $  12.15   $  11.81   $  11.49    $  11.40    $  11.32
Operating                                                                    --------   --------   --------    --------    --------
Performance:        Investment income--net ...............................        .30        .63        .64         .64         .64
                    Realized and unrealized gain (loss) on
                    investments--net .....................................       (.04)       .34        .32         .09         .08
                                                                             --------   --------   --------    --------    --------
                    Total from investment operations .....................        .26        .97        .96         .73         .72
                                                                             --------   --------   --------    --------    --------
                    Less dividends and distributions:
                      Investment income--net .............................       (.30)      (.63)      (.64)       (.64)       (.64)
                      Realized gain on investments--net ..................       (.26)        --         --          --          --
                                                                             --------   --------   --------    --------    --------
                    Total dividends and distributions ....................       (.56)      (.63)      (.64)       (.64)       (.64)
                                                                             --------   --------   --------    --------    --------
                    Net asset value, end of period .......................   $  11.85   $  12.15   $  11.81    $  11.49    $  11.40
                                                                             ========   ========   ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ...................       2.14%+     8.39%      8.55%       6.53%       6.75%
Return:**                                                                    ========   ========   ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses, net of reimbursement .......................        .64%*       --         --          --          --
Net Assets:                                                                  ========   ========   ========    ========    ========
                    Expenses .............................................        .65%*      .65%       .63%        .65%        .65%
                                                                             ========   ========   ========    ========    ========
                    Investment income--net ...............................       5.01%*     5.25%      5.49%       5.51%       5.83%
                                                                             ========   ========   ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) .............   $ 45,658   $ 45,544   $ 44,652    $ 42,668    $ 44,228
Data:                                                                        ========   ========   ========    ========    ========
                    Portfolio turnover ...................................      47.95%     90.92%     73.60%      53.79%      53.40%
                                                                             ========   ========   ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

Financial Highlights (continued)

                                                                                      Class B
                                                              -------------------------------------------------------
                                                                For the
The following per share data and ratios have been derived     Six Months
from information provided in the financial statements.          Ended            For the Year Ended August 31,
                                                               Feb. 28,   -------------------------------------------
Increase (Decrease) in Net Asset Value:                          1999       1998       1997        1996        1995
---------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ....  $  12.16   $  11.82   $  11.49    $  11.40    $  11.32
Operating                                                      --------   --------   --------    --------    --------
Performance:        Investment income--net ..................       .27        .57        .58         .58         .59
                    Realized and unrealized gain (loss) on
                    investments--net ........................      (.04)       .34        .33        .09          .08
                                                               --------   --------   --------    --------    --------
                    Total from investment operations ........       .23        .91        .91         .67         .67
                                                               --------   --------   --------    --------    --------
                    Less dividends and distributions:
                      Investment income--net ................      (.27)      (.57)      (.58)       (.58)       (.59)
                      Realized gain on investments--net .....      (.26)        --         --          --          --
                                                               --------   --------   --------    --------    --------
                    Total dividends and distributions .......      (.53)      (.57)      (.58)       (.58)       (.59)
                                                               --------   --------   --------    --------    --------
                    Net asset value, end of period ..........  $  11.86   $  12.16   $  11.82    $  11.49    $  11.40
                                                               ========   ========   ========    ========    ========
---------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ......      1.89%+     7.84%      8.09%       5.99%       6.25%
Return:**                                                      ========   ========   ========    ========    ========
---------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses, net of reimbursement ..........      1.15%*       --         --          --          --
Net Assets:                                                    ========   ========   ========    ========    ========
                    Expenses ................................      1.15%*     1.16%      1.14%       1.16%       1.16%
                                                               ========   ========   ========    ========    ========
                    Investment income--net ..................      4.51%*     4.75%      4.98%       5.01%       5.32%
                                                               ========   ========   ========    ========    ========
---------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)   $319,392   $341,111   $376,018    $480,668    $616,199
Data:                                                          ========   ========   ========    ========    ========
                    Portfolio turnover ......................     47.95%     90.92%     73.60%      53.79%      53.40%
                                                               ========   ========   ========    ========    ========
---------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

Financial Highlights (continued)

                                                                                        Class C
                                                                  --------------------------------------------------------
                                                                  For the                                       For the
                                                                    Six                  For the                 Period
The following per share data and ratios have been derived          Months              Year Ended               Oct. 21,
from information provided in the financial statements.             Ended               August 31,               1994+ to
                                                                  Feb. 28,   ------------------------------     Aug. 31,
Increase (Decrease) in Net Asset Value:                             1999       1998       1997        1996       1995
--------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ....     $ 12.15    $ 11.82    $ 11.49      $11.40      $10.94
Operating                                                         -------    -------    -------      ------      ------
Performance:        Investment income--net ..................         .26        .55        .57         .57         .49
                    Realized and unrealized gain (loss) on
                    investments--net ........................        (.03)       .33        .33         .09         .46
                                                                  -------    -------    -------      ------      ------
                    Total from investment operations ........         .23        .88        .90         .66         .95
                                                                  -------    -------    -------      ------      ------
                    Less dividends and distributions:
                      Investment income--net ................        (.26)      (.55)      (.57)       (.57)       (.49)
                      Realized gain on investments--net .....        (.26)        --         --          --          --
                                                                  -------    -------    -------      ------      ------
                    Total dividends and distributions .......        (.52)      (.55)      (.57)       (.57)       (.49)
                                                                  -------    -------    -------      ------      ------
                    Net asset value, end of period ..........     $ 11.86    $ 12.15    $ 11.82      $11.49      $11.40
                                                                  =======    =======    =======      ======      ======
--------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ......        1.92%++    7.65%      7.98%       5.88%       8.91%++
Return:**                                                         =======    =======    =======      ======      ======
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses, net of reimbursement ..........        1.25%*       --         --          --          --
Net Assets:                                                       =======    =======    =======      ======      ======
                    Expenses ................................        1.26%*     1.26%      1.24%       1.26%       1.27%*
                                                                  =======    =======    =======      ======      ======
                    Investment income--net ..................        4.41%*     4.64%      4.87%       4.91%       5.04%*
                                                                  =======    =======    =======      ======      ======
--------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)      $14,052    $12,646    $10,904      $8,112      $3,131
Data:                                                             =======    =======    =======      ======      ======
                    Portfolio turnover ......................       47.95%     90.92%     73.60%      53.79%      53.40%
                                                                  =======    =======    =======      ======      ======
--------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Commencement of operations.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                        Class D
                                                                  ------------------------------------------------------
                                                                  For the                                       For the
                                                                    Six                  For the                 Period
The following per share data and ratios have been derived          Months              Year Ended               Oct. 21,
from information provided in the financial statements.             Ended               August 31,               1994+ to
                                                                  Feb. 28,   ------------------------------     Aug. 31,
Increase (Decrease) in Net Asset Value:                             1999       1998       1997        1996       1995
--------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ....     $ 12.16    $ 11.82    $ 11.49     $ 11.40     $ 10.94
Operating                                                         -------    -------    -------     -------     -------
Performance:        Investment income--net ..................         .29        .62        .63         .63         .54
                    Realized and unrealized gain (loss) on
                    investments--net ........................        (.04)       .34        .33         .09         .46
                                                                  -------    -------    -------     -------     -------
                    Total from investment operations ........         .25        .96        .96         .72        1.00
                                                                  -------    -------    -------     -------     -------
                    Less dividends and distributions:
                      Investment income--net ................        (.29)      (.62)      (.63)       (.63)       (.54)
                      Realized gain on investments--net .....        (.26)        --         --          --          --
                                                                  -------    -------    -------     -------     -------
                    Total dividends and distributions .......        (.55)      (.62)      (.63)       (.63)       (.54)
                                                                  -------    -------    -------     -------     -------
                    Net asset value, end of period ..........     $ 11.86    $ 12.16    $ 11.82     $ 11.49     $ 11.40
                                                                  =======    =======    =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ......        2.09%++    8.28%      8.53%       6.43%       9.39%++
Return:**                                                         =======    =======    =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses, net of reimbursement ..........        .74%*        --         --          --          --
Net Assets:                                                       =======    =======    =======     =======     =======
                    Expenses ................................        .75%*       .75%       .73%        .75%        .76%*
                                                                  =======    =======    =======     =======     =======
                    Investment income--net ..................        4.91%*     5.15%      5.39%       5.42%       5.59%*
                                                                  =======    =======    =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)     $211,041   $205,507   $185,300    $111,817     $ 3,846
Data:                                                             =======    =======    =======     =======     =======
                    Portfolio turnover ......................       47.95%     90.92%     73.60%      53.79%      53.40%
                                                                  =======    =======    =======     =======     =======
--------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        loads.
                  +     Commencement of operations.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch California Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at an annual rate of 0.55%. FAM has agreed to waive a portion of its fee payable by the Fund so that such fee is based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion. For the six months ended February 28, 1999, FAM earned fees of $1,641,473, of which $12,627 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B ..................................             0.25%            0.25%
Class C ..................................             0.25%            0.35%
Class D ..................................             0.10%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                     MLFD                MLPF&S
--------------------------------------------------------------------------------
Class A                                             $   350              $ 3,597
Class D                                             $ 1,497              $62,016
--------------------------------------------------------------------------------

For the six months ended February 28, 1999, MLPF&S received contingent deferred sales charges of $97,008 and $2,578 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for six months ended February 28, 1999 were $280,717,454 and $306,060,004, respectively.

Net realized gains for the six months ended February 28, 1999 and net unrealized gains as of February 28, 1999 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                    Gains               Gains
--------------------------------------------------------------------------------
Long-term investments ..................         $ 9,882,067         $34,134,100
                                                 -----------         -----------
Total ..................................         $ 9,882,067         $34,134,100
                                                 ===========         ===========
--------------------------------------------------------------------------------

As of February 28, 1999, net unrealized appreciation for Federal income tax purposes aggregated $34,134,100, of which $37,897,903 related to appreciated securities and $3,763,803 related to depreciated securities. The aggregate cost of investments at February 28, 1999 for Federal income tax purposes was $541,528,299.

Merrill Lynch California Municipal Bond Fund                   February 28, 1999

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $236,423 and $(29,206,031) for the six months ended February 28, 1999 and for the year ended August 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended February 28, 1999                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................          390,608       $  4,684,855
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           79,845            953,880
                                                -----------       ------------
Total issued .............................          470,453          5,638,735
Shares redeemed ..........................         (366,400)        (4,416,620)
                                                -----------       ------------
Net increase .............................          104,053       $  1,222,115
                                                ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended August 31, 1998                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          506,818       $  6,071,649
Shares issued to shareholders
in reinvestment of dividends .............           87,865          1,052,882
                                                -----------       ------------
Total issued .............................          594,683          7,124,531
Shares redeemed ..........................         (626,914)        (7,499,701)
                                                -----------       ------------
Net decrease .............................          (32,231)      $   (375,170)
                                                ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended February 28, 1999                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,629,101       $ 19,699,119
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          565,156          6,748,714
                                                -----------       ------------
Total issued .............................        2,194,257         26,447,833
Automatic conversion
of shares ................................         (999,771)       (12,025,648)
Shares redeemed ..........................       (2,319,050)       (27,945,504)
                                                -----------       ------------
Net decrease .............................       (1,124,564)      $(13,523,319)
                                                ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended August 31, 1998                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        3,238,613       $ 38,815,462
Shares issued to shareholders
in reinvestment of dividends .............          623,290          7,470,574
                                                -----------       ------------
Total issued .............................        3,861,903         46,286,036
Automatic conversion
of shares ................................       (2,328,829)       (27,891,779)
Shares redeemed ..........................       (5,293,608)       (63,357,826)
                                                -----------       ------------
Net decrease .............................       (3,760,534)      $(44,963,569)
                                                ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended February 28, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          247,713       $  2,999,032
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           30,175            360,118
                                                -----------       ------------
Total issued .............................          277,888          3,359,150
Shares redeemed ..........................         (133,065)        (1,596,201)
                                                -----------       ------------
Net increase .............................          144,823       $  1,762,949
                                                ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended August 31, 1998                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          500,733       $  6,006,963
Shares issued to shareholders
in reinvestment of dividends .............           27,819            333,408
                                                -----------       ------------
Total issued .............................          528,552          6,340,371
Shares redeemed ..........................         (411,004)        (4,925,274)
                                                -----------       ------------
Net increase .............................          117,548       $  1,415,097
                                                ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended February 28, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          859,547       $ 10,345,957
Automatic conversion
of shares ................................          999,909         12,025,648
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          350,555          4,187,391
                                                -----------       ------------
Total issued .............................        2,210,011         26,558,996
Shares redeemed ..........................       (1,317,187)       (15,784,318)
                                                -----------       ------------
Net increase .............................          892,824       $ 10,774,678
                                                ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended August 31, 1998                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          767,331       $  8,979,713
Automatic conversion
of shares ................................        2,329,040         27,891,779
Shares issued to shareholders
in reinvestment of dividends .............          334,888          4,242,629
                                                -----------       ------------
Total issued .............................        3,431,259         41,114,121
Shares redeemed ..........................       (2,207,281)       (26,396,510)
                                                -----------       ------------
Net increase .............................        1,223,978       $ 14,717,611
                                                ===========       ============
--------------------------------------------------------------------------------

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch California
Municipal Bond Fund
Merrill Lynch California
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10329--2/99

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